SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Insurance	$ 281,000	$ 156,000
Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Government grants	279,000	0
Collateral Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash	$ 49	$ 77